Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2023
Held for sale | YY Live
Discontinued operations
Summary of assets, liabilities, statement of operations and cash flows of discontinued operations which were included in the Group's consolidated financial statements

	As of December 31,
	2022	2023
	US$	US$
Assets
Current assets
Cash and cash equivalents	201,393	201,393
Accounts receivable, net	18,239	18,239
Prepayments and other current assets	4,986	4,986

Total current assets	224,618	224,618

Non-current assets
Deferred tax assets	4,294	4,294
Property and equipment, net	10,356	10,356
Intangible assets, net	7,456	7,456
Other non-current assets	3,814	3,814

Total non-current assets	25,920	25,920
Total assets	250,538	250,538

Liabilities
Current liabilities
Accounts payable	1,117	1,117
Deferred revenue	49,495	49,495
Advances from customers	12,663	12,663
Income taxes payable	9,787	9,787
Accrued liabilities and other current liabilities	139,282	139,282

Total current liabilities	212,344	212,344

Total liabilities	212,344	212,344

The following tables set forth the statement of operations and cash flows of discontinued operations which were included in the Group’s consolidated financial statements (in thousands).

For the year ended
December 31,
2021
US$

Net revenues
Live streaming	151,445
Others	2,980

Total net revenues	154,425

Cost of revenues(1)	(88,900)

Gross profit	65,525

Operating expenses(1)
Research and development expenses	(6,323)
Sales and marketing expenses	(8,954)
General and administrative expenses	(7,108)

Total operating expenses	(22,385)

Other income	611

Operating income	43,751

Interest income and investment income	355

Income before income tax expenses	44,106

Income tax expenses	(8,539)

Net income from discontinued operations	35,567

For the year ended
December 31,
2021
US$
Net cash provided by discontinued operating activities	64,289
Net cash provided by discontinued investing activities	1,636,450
*	There is no financing activity from discontinued operations of YY Live business.

For the year ended
December 31,
2021
US$

Cost of revenues	(426)
Research and development expenses	(703)
Sales and marketing expenses	(39)
General and administrative expenses	(175)